Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
The computation of basic and diluted EPS for the three and six months ended June 30, 2022 and 2021 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net income (loss) for the computation of basic EPS	$339,826	$249,751	$(1,661,004)	$477,776
Weighted average ordinary shares outstanding - basic	240,367,450	128,243,450	240,008,449	128,064,564
Basic EPS	$1.41	$1.95	$(6.92)	$3.73

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net income (loss) for the computation of diluted EPS	$339,826	$249,751	$(1,661,004)	$477,776
Weighted average ordinary shares outstanding - diluted	242,264,561	129,896,210	240,008,449	129,690,334
Diluted EPS	$1.40	$1.92	$(6.92)	$3.68

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022	December 31, 2021
	Number of ordinary shares
Ordinary shares issued	250,347,345	250,347,345
Treasury shares	(4,498,988)	(4,951,897)
Ordinary shares outstanding	245,848,357	245,395,448
Shares of unvested restricted stock	(5,032,769)	(5,822,811)
Ordinary shares outstanding, excluding shares of unvested restricted stock	240,815,588	239,572,637